Other non-financial liabilities - Summary of Other non-financial liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Deferred government grant	₨ 169	$ 2	₨ 181
Provision for gratuity (refer Note 37)	446	5	265
Others	762	8	676
Other non-current non-financial liabilities	1,377	15	1,122
Current
Deferred government grant	11	0	11
Provision for gratuity (refer Note 37)	86	1	50
Provision for compensated absences	403	4	271
Advance from customers	1,639	17	1,240
Statutory dues payable	5,640	60	4,424
Other current non-financial liabilities	₨ 7,779	$ 83	₨ 5,996